HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	$ 1,093,447
Balance at the end of the year	862,013	$ 1,093,447
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	(874)	(14,342)	$ 5,447
Changes in the fair value of the hedge forward contracts	(33,351)	(6,598)	(19,513)
Reclassified to profit or loss	34,183	20,066	(276)
Balance at the end of the year	$ (42)	$ (874)	$ (14,342)